Consolidated Statements of Comprehensive (Loss)/Income - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Total revenue	$ 164,481,414	$ 142,812,726	$ 150,356,539
Total cost of revenue	(128,175,996)	(109,865,595)	(115,874,809)
Gross profit	36,305,418	32,947,131	34,481,730
Operating income (expenses):
Selling and marketing expenses	(5,180,682)	(4,573,344)	(3,300,555)
Research and development expenses	(5,815,555)	(7,155,949)	(8,336,999)
General and administrative expenses	(31,852,179)	(25,120,010)	(21,641,317)
Impairment of goodwill	(129,270)		(2,382,538)
Subsidies and other operating income	1,294,964	1,363,757	1,256,070
Total operating expenses	(41,682,722)	(35,485,546)	(34,405,339)
(Loss) income from operations	(5,377,304)	(2,538,415)	76,391
Other income	1,237,678	1,251,465	1,123,612
Other expenses	(935,988)	(556,415)	(430,357)
(Loss) income before income tax and share of income (loss) in equity investees	(5,075,614)	(1,843,365)	769,646
Provision for income taxes	947,529	160,725	674,344
(Loss) income before share of income (loss) in equity investees	(6,023,143)	(2,004,090)	95,302
Share of income (loss) in equity investees, net of tax	(403,421)	156,780	70,263
Net (loss) income	(6,426,564)	(1,847,310)	165,565
Less: net income (loss) attributable to noncontrolling interest	623,170	482,655	(26,964)
Net (loss) income attributable to CLPS Incorporation's shareholders	(7,049,734)	(2,329,965)	192,529
Other comprehensive income (loss)
Foreign currency translation income (loss)	1,263,806	(355,386)	(3,532,507)
Less: foreign currency translation income (loss) attributable to noncontrolling interests	14,666	(78)	(92,161)
Other comprehensive income (loss) attributable to CLPS Incorporation’s shareholders	1,249,140	(355,308)	(3,440,346)
Comprehensive loss attributable to CLPS Incorporation's shareholders	(5,800,594)	(2,685,273)	(3,247,817)
Comprehensive income (loss) attributable to noncontrolling interests	637,836	482,577	(119,125)
Comprehensive loss	$ (5,162,758)	$ (2,202,696)	$ (3,366,942)
Basic (losses) earnings per common share (in Dollars per share)	$ (0.26)	$ (0.09)	$ 0.01
Weighted average number of share outstanding – basic (in Shares)	27,533,182	25,213,012	23,153,976
Diluted (losses) earnings per common share (in Dollars per share)	$ (0.26)	$ (0.09)	$ 0.01
Weighted average number of share outstanding – diluted (in Shares)	27,533,182	25,213,012	23,153,976
Third Parties
Total revenue	$ 164,229,721	$ 142,725,554	$ 150,298,963
Total cost of revenue	(127,987,226)	(109,795,857)	(115,827,597)
Related Parties
Total revenue	251,693	87,172	57,576
Total cost of revenue	$ (188,770)	$ (69,738)	$ (47,212)